9. Income Taxes (Details Narrative) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-forward	$ (18,000)		$ 477,000
Valuation Allowance	18,000
Change in Valuation Allowance	$ 18,000	$ 181,000